Principal accounting policies (Additional Information) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) segment ¥ / shares	Dec. 31, 2019 USD ($) segment $ / shares	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥) segment	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Provision for Doubtful Accounts, Net of Reversals	¥ 31,100		¥ 4,900
Cost-method Investments, Other than Temporary Impairment	11,800		40,000	¥ 37,300
Equity method investments	2,600		0	0
Impairment of long-lived assets	¥ 0		¥ 0	¥ 0
Number of reporting units | segment	1	1	1	1
Impairment of goodwill	¥ 0		¥ 0	¥ 0
Investment accounted for using fair value option	692,000
Advertising expenses	3,700,000		3,300,000	2,100,000
Employee benefit expenses	708,300		626,400	476,300
Government grants	217,900		59,900	81,400
Statutory Reserve	609,000		527,600
Cash Collateral for Borrowed Securities	¥ 400,000
Foreign Currency Per Share Exchange Rate, Translation | (per share)	¥ 6.9762	$ 1.00
Foreign currency translation adjustment, net of nil tax	¥ 137,371	$ 19,691	15,486	82,926
Foreign Currency Transaction Gain (Loss), before Tax	(17,600)	$ (2,522)	597	793
Right-of-use assets, net	275,459				$ 39,486	¥ 317,400
Short-term Investments	8,414,348		4,587,610		1,206,151
Accounts Receivable, Net, Current	1,209,251		917,443		173,339
Customer Advance	4,100,000		3,800,000
Deferred Revenue, Current	2,154,920		2,348,333		$ 308,896
Current Asset [Member]
Cash Collateral for Borrowed Securities	417,000
Noncurrent Asset [Member]
Cash Collateral for Borrowed Securities			796,300
Cash pledge released	796,300
Commercial Banks [Member]
Cash restricted from withdrawal	60,100		15,700
Tencent [Member]
Advertising expenses	¥ 800,400,000		¥ 621,600,000	¥ 422,300,000